Basis of Presentation and Recent Developments	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Recent Developments	asis of Presentation and Recent Developments
MDC Partners Inc. (the “Company” or “MDC”), incorporated under the laws of Canada, is a leading provider of global marketing, advertising, activation, communications and strategic consulting solutions. Through its Networks (and underlying agencies generally referred to as “Partner Firms”), MDC delivers a wide range of customized services in order to drive growth and business performance for its clients.
The accompanying consolidated financial statements include the accounts of MDC, its subsidiaries and variable interest entities for which the Company is the primary beneficiary. MDC has prepared the unaudited condensed consolidated interim financial statements included herein in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) for reporting interim financial information on Form 10-Q. Accordingly, the financial statements have been condensed and do not include certain information and disclosures pursuant to these rules. The preparation of financial statements in conformity with GAAP requires us to make judgments, assumptions and estimates about current and future results of operations and cash flows that affect the amounts reported and disclosed. Actual results could differ from these estimates and assumptions. The consolidated results for interim periods are not necessarily indicative of results for the full year and should be read in conjunction with the Company’s Annual Report on Form 10-K for the year ended December 31, 2019 (“2019 Form 10-K”).
The Company expects the effects of the COVID-19 pandemic to negatively impact its results of operations, cash flows and financial position. While it is difficult to predict the full scale of the impact, the Company has been taking actions to address the impact of the pandemic, such as working closely with our clients, reducing our expenses and monitoring liquidity. The impact of the pandemic and the corresponding actions were reflected into our judgments, assumptions and estimates to prepare the financial statements. However, if the duration of the COVID-19 pandemic is longer and the operational impact is greater than estimated, the judgments, assumptions and estimates will be updated and could result in different results in the future.
The accompanying financial statements reflect all adjustments, consisting of normally recurring accruals, which in the opinion of management are necessary for a fair presentation, in all material respects, of the information contained therein. Intercompany balances and transactions have been eliminated in consolidation. Certain reclassifications have been made to the prior year financial information to conform to the current year presentation.
The Company reorganized its management structure in 2020 which resulted in a change to our reportable segments. Prior periods presented have been recast to reflect the change in reportable segments. See Note 14 of the Notes to the Unaudited Condensed Consolidated Financial Statements included herein for further information.
Recent Developments
In April 2020, the Company repurchased approximately $30,000 of the total $900,000 6.50% Notes due in May 2024, at a weighted average price equal to 74% of the principal amount totaling approximately $22,000, and accrued interest of approximately $946. As a result of the repurchase, we will recognize an estimated extinguishment gain of $8,000.
Basis of Presentation and Recent Developments
The accompanying consolidated financial statements include the accounts of MDC Partners Inc. (the “Company” or “MDC”) and its subsidiaries and variable interest entities for which the Company is the primary beneficiary. References herein to “Partner Firms” generally refer to the Company’s subsidiary agencies.
MDC has prepared the consolidated financial statements included herein in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) for reporting financial information on Form 10-K. The preparation of financial statements in conformity with GAAP, which requires us to make judgments, assumptions and estimates that affect the amounts reported and disclosed. Actual results could differ from these estimates and assumptions.
The accompanying financial statements reflect all adjustments, consisting of normally recurring accruals, which in the opinion of management are necessary for a fair presentation, in all material respects, of the information contained therein. Intercompany balances and transactions have been eliminated in consolidation.
Certain reclassifications have been made to the prior year financial information to conform to the current year presentation.The Company reorganized its management structure effective January 1, 2020 which resulted in a change to our reportable segments. Prior periods presented have been recast to reflect the change in reportable segments. See Note 21 of the Notes to the Consolidated Financial Statements included herein.

Nature of Operations
MDC is a leading provider of global marketing, advertising, activation, communications and strategic consulting solutions. MDC’s Partner Firms deliver a wide range of customized services in order to drive growth and business performance for its clients.
MDC Partners Inc., formerly MDC Corporation Inc., is incorporated under the laws of Canada. The Company commenced using the name MDC Partners Inc. on November 1, 2003 and legally changed its name through amalgamation with a wholly-owned subsidiary on January 1, 2004. The Company operates in North America, Europe, Asia, South America, and Australia.
Recent Developments
The COVID-19 pandemic has negatively impacted the Company's results of operations, cash flows and financial position. While it is difficult to predict the full scale of the impact, the Company took actions beginning of March 2020 to address the impact of the pandemic, such as working closely with our clients, reducing our expenses and monitoring liquidity.
On February 14, 2020, the Company sold substantially all the assets and certain liabilities of Sloane and Company LLC (“Sloane”), an indirectly wholly owned subsidiary of the Company, to an affiliate of The Stagwell Group LLC (“Stagwell”), for an aggregate purchase price of approximately $26 million, consisting of cash paid at closing plus contingent deferred payments expected to be paid over the next two years. The sale resulted in a gain estimated at approximately $16 million. An affiliate of Stagwell has a minority ownership interest in the Company.  Mark Penn is the CEO and Chairman of the Board of Directors (the "Board") of the Company and is also manager of Stagwell.

On February 27, 2020, in connection with the centralization of our New York real estate portfolio, the Company entered into an agreement to lease space at One World Trade Center. The lease term is for approximately eleven years commencing on April 1, 2020, with rental payments totaling approximately $115 million. As part of the centralization initiative, the Company will sublease existing properties currently under lease, resulting in the recovery of a significant portion of our rent obligation under such arrangements.